Acquisition of Nimbus (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	6 Months Ended
		Feb. 17, 2026	Jan. 15, 2026	Jan. 02, 2026	Dec. 31, 2024	Feb. 28, 2026	Mar. 31, 2026	Jun. 30, 2026	Feb. 26, 2026	Dec. 31, 2025	Nov. 13, 2024
Acquisition of Nimbus (Details) [Line Items]
Shares of common stock						5,512		14,800
Convertible value			$ 3,250
Bearing percentage			6.00%
Fixed price			$ 250,000
Beneficially owned percentage			4.99%							4.99%
Total consideration acquisition amount								$ 15,298
Estimated fair value	[1]						$ 0
Price per share								$ 456.25	$ 1		$ 2.39
Closing price per share								$ 456.25
Elad [Member]
Acquisition of Nimbus (Details) [Line Items]
Estimated fair value								$ 6,753
Nimbus Note [Member]
Acquisition of Nimbus (Details) [Line Items]
Conversion price per share								$ 250
Common Stock [Member]
Acquisition of Nimbus (Details) [Line Items]
Shares of common stock				585
Converted shares		13,000
Estimated fair value					$ 0			$ 8,545
Conversion price per share										$ 2
Common Stock [Member] | Elad [Member]
Acquisition of Nimbus (Details) [Line Items]
Shares of common stock			14,800
Nimbus Drones Technologies and Marketing Ltd [Member]
Acquisition of Nimbus (Details) [Line Items]
Beneficial ownership percentage			100.00%

[1]	Less than $1 thousand.